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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               --------------------
     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Blackstone Group L.P.
Address: 345 Park Avenue
         New York, NY 10154

Form 13F File Number:  28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John G. Finley
Title:   Authorized Person
Phone:   (212) 583-5000

Signature, Place, and Date of Signing:

    /s/ John G. Finley             New York, NY        November 15, 2010
----------------------------    ------------------    -------------------
         [Signature]               [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
Form 13F Information Table Entry Total:          28
Form 13F Information Table Value Total:  $3,031,615
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
   1     28-13113               Blackstone Capital Partners V L.P.
   2     28-12332               GSO Capital Partners LP

Explanatory Notes:

(1) The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

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                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                      FOR QUARTER ENDED SEPTEMBER 30, 2010

                                                                                                              Voting Authority
                                                        Value       Shrs or    SH/ Put/ Investment   Other  ------------------------
Name of Issuer            Title of Class    CUSIP     (x $1000)     prn amt    PRN Call Discretion Managers     Sole     Shared None
------------------------- -------------- ----------- ---------- -------------- --- ---- ---------- -------- ------------ ------ ----
ALLIANCE DATA SYSTEMS
   CORP                        COM       18581108    $   63,420      1,134,907 SH          SOLE        1       1,134,907
BEAZER HOMES USA INC           COM       07556Q 10 5 $   20,435      4,947,870 SH          SOLE        2       4,947,870
BIOSCRIPS, INC.                COM       09069N108   $    1,632        316,327 SH          SOLE                  316,327
BZH US 11/20/10 C5 (CALL)      COM       07556Q105   $    7,506         18,175 SH  Call    SOLE        2          18,175
CHINA DIGITAL TV HLDG CO
   LTD                       SPON ADR    16938G 10 7 $      587         86,697 SH          SOLE                   86,697
CHINA PETE & CHEM CORP    SPON ADR H SHS 16941R108   $      253          2,864 SH          SOLE                    2,864
CROSSTEX ENERGY LP             COM       22765U 10 2 $   10,105        796,300 SH          SOLE        2         796,300
DR REDDYS LABS LTD             ADR       256135203   $    2,391         74,200 SH          SOLE                   74,200
DYNEGY INC DEL                 COM       26817G 30 0 $    4,380        899,430 SH          SOLE        2         899,430
Eastman Kodak (EK)             COM       277461109   $    3,570        850,000 SH          SOLE        2         850,000
GRAHAM PACKAGING
   HOLDINGS COMPANY            COM       384701 10 8 $  471,551     40,295,506 SH          SOLE       (b)     40,295,506
HSBC HLDGS PLC             SPON ADR NEW  404280406   $      495          9,775 SH          SOLE                    9,775
ICICI BK LTD                   ADR       45104G104   $    1,705         34,200 SH          SOLE                   34,200
Istar Financial                COM       45031U101   $    2,020        660,000 SH          SOLE        2         660,000
IWM US 10/01/10 P67            COM       464287655   $   33,250        500,000 SH          SOLE        2         500,000
LORAL SPACE &
   COMMUNICATNS I              COM       543881 10 6 $   26,283        503,504 SH          SOLE        2         503,504
NEW ORIENTAL ED & TECH
   GRP I                     SPON ADR    647581107   $      510          5,229 SH          SOLE                    5,229
ORBITZ WORLDWIDE INC           COM       68557K109   $  243,703     55,046,598 SH          SOLE      1 (a)    55,046,598
REPUBLIC SVCS INC              COM       760759100   $  661,618     21,575,770 SH          SOLE       (b)     21,575,770
SANDRIDGE ENERGY INC           COM       80007P307   $    6,311      1,111,111 SH          SOLE        2       1,111,111
SOHU COM INC                   COM       83408W103   $      767         13,305 SH          SOLE                   13,305

                                                                                                              Voting Authority
                                                        Value       Shrs or    SH/ Put/ Investment   Other  ------------------------
Name of Issuer            Title of Class    CUSIP     (x $1000)     prn amt    PRN Call Discretion Managers     Sole     Shared None
------------------------- -------------- ----------- ---------- -------------- --- ---- ---------- -------- ------------ ------ ----
SPY US 11/20/10 C116
   (CALL)                      COM       78462f103   $   57,065        500,000 SH  Call    SOLE        2         500,000
SPY US 11/20/10 C118
   (CALL)                      COM       78462f103   $   57,065        500,000 SH  Call    SOLE        2         500,000
STANDARD PAC CORP NEW          COM       85375C101   $   14,803      3,728,834 SH          SOLE        2       3,728,834
TATA MTRS LTD                SPON ADR    876568 50 2 $    5,960        233,650 SH          SOLE                  233,650
TEAM HEALTH HOLDINGS, INC      COM       87817A 10   $  571,740  44,286,562.51 SH          SOLE               44,286,563
TRW AUTOMOTIVE HLDGS CORP      COM       87264S106   $  758,758     28,528,729 SH          SOLE               28,528,729
VERSO PAPER CORP               COM       92531L 10 8 $    3,733      1,296,100 SH          SOLE        2       1,296,100
TOTAL                                                $3,031,615

(a) The Orbitz Worldwide, Inc. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.

(b) The shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Mr. Stephen A. Schwarzman.